COMMITMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of commitments [Abstract]
COMMITMENTS

20.	COMMITMENTS

(i)	The Company is committed to construct 50 towers in Argentina as described in Note 4.

(ii)

The Company has entered into various rental agreements for premises upon which towers are constructed. The rental agreements range in periods from 10 years to 20 years. The minimum payments under the Company’s existing rental agreements are as follows:

$
Less than one year	246,051
Two to five years	983,062
Beyond five years	1,205,287
Total	2,434,400